Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Summary of movements in each class of provisions

						$ million
	Decommissioning	Environmental	Litigation and claims	Emissions	Other	Total
At 1 January 2021	14,476	1,629	910	1,669	2,277	20,961
Exchange adjustments	(25)	(10)	(4)	(39)	(76)	(154)
Increase (decrease) in existing provisions[a]	1,231	363	226	2,900	623	5,343
Write-back of unused provisions[a]	(18)	(55)	(90)	(23)	(304)	(490)
Unwinding of discount[a]	331	36	14	—	10	391
Change in discount rate	1,252	41	33	—	6	1,332
Utilization	(72)	(259)	(188)	(754)	(642)	(1,915)
Reclassified to other payables	(257)	—	(67)	—	(16)	(340)
Reclassified as liabilities directly associated with assets held for sale	—	—	—	—	(47)	(47)
Deletions	(253)	—	—	—	—	(253)
At 31 December 2021	16,665	1,745	834	3,753	1,831	24,828
Of which – current	609	277	112	3,481	777	5,256
– non-current	16,056	1,468	722	272	1,054	19,572
[a] Recognized in the Group income statement